Schedule of Roll forward of Valuation Allowance (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance, balance	$ 44,219	$ 43,471	$ 41,195
Currency translation Income		(2,459)	(3,295)
Increase in valuation allowance	2,916	3,207	5,571
Increase in valuation allowance for capital losses	3,271
Decrease in valuation allowance	(547)
Net increase during the year	5,640
Valuation allowance, balance	$ 49,859	$ 44,219	$ 43,471